ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 81.1%	Shares	Value
Communications - 5.8%
Cable & Satellite - 0.9%
Altice USA, Inc. - Class A (a)	3,400	$ 13,464
Comcast Corporation - Class A	600	22,302
		35,766
Entertainment Content - 2.2%
Paramount Global - Class B	4,100	87,822

Publishing & Broadcasting - 2.7%
iHeartMedia, Inc. - Class A (a)	15,100	109,626

Consumer Staples - 4.4%
Beverages - 1.1%
Diageo plc - ADR	250	43,260

Household Products - 3.3%
Spectrum Brands Holdings, Inc.	2,100	134,442

Financials - 23.3%
Banking - 2.5%
Citigroup, Inc.	2,000	101,380

Broker-Dealers - 6.2%
Charles Schwab Corporation (The)	2,500	194,800
XP, Inc. - Class A (a)	4,415	54,834
		249,634
Insurance - 14.6%
Aflac, Inc.	2,700	184,005
Equitable Holdings, Inc.	5,200	163,384
Jackson Financial, Inc. - Class A	5,300	240,514
		587,903
Health Care - 21.2%
Biotech & Pharma - 16.8%
Bayer AG - ADR	8,900	132,343
Bristol-Myers Squibb Company	3,500	241,360
Pfizer, Inc.	4,400	178,508

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.1% (Continued)	Shares	Value
Health Care - 21.2% (Continued)
Biotech & Pharma - 16.8% (Continued)
Viatris, Inc.	11,135	$ 126,939
		679,150
Health Care Facilities & Services - 4.4%
Cigna Group (The)	600	175,260

Industrials - 3.3%
Industrial Support Services - 3.3%
Grainger (W.W.), Inc.	200	133,686

Materials - 14.5%
Chemicals - 5.1%
Valvoline, Inc.	5,800	204,160

Containers & Packaging - 9.4%
Berry Global Group, Inc.	2,200	136,620
O-I Glass, Inc. (a)	10,900	242,198
		378,818
Technology - 4.5%
Technology & Electronics - 3.0%
Corning, Inc.	3,500	118,825

Technology Hardware - 1.5%
Diebold Nixdorf, Inc. (a)	19,300	62,146

Utilities - 4.1%
Electric Utilities - 4.1%
PG&E Corporation (a)	10,600	165,572

Total Common Stocks (Cost $2,776,326)		$ 3,267,450

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.2%			Shares	Value
Financials - 2.2%
Banking - 2.2%
Itau Unibanco Holding S.A. - ADR (Cost $87,847)			18,300	$ 88,023

PURCHASED OPTION CONTRACTS - 0.8%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.8%
Altice USA, Inc. - Class A, 01/22/24	$ 5 .00	10	$ 3,960	$ 875
Bristol-Myers Squibb Company, 03/20/23	67 .50	10	68,960	2,310
Bristol-Myers Squibb Company, 03/20/23	72 .50	20	137,920	280
Bristol-Myers Squibb Company, 06/19/23	72 .50	10	68,960	1,700
Cigna Group (The), 07/24/23	300 .00	5	146,050	8,000
Diebold Nixdorf, Inc., 05/22/23	2 .00	15	4,830	2,025
Diebold Nixdorf, Inc., 05/22/23	2 .50	25	8,050	2,562
iHeartMedia, Inc. - Class A, 04/24/23	7 .50	50	36,300	3,125
Pfizer, Inc., 09/18/23	45 .00	10	40,570	1,210
Spectrum Brands Holdings, Inc., 03/20/23	65 .00	30	192,060	5,400
Viatris, Inc., 01/22/24	12 .00	20	22,800	2,000
XP, Inc. - Class A, 08/21/23	14 .00	10	12,420	1,350
XP, Inc. - Class A, 01/22/24	13 .00	10	12,420	2,550
Total Purchased Option Contracts (Cost $51,857)			$ 755,300	$ 33,387

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 15.8%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.18% (b) (Cost $637,757)	637,757	$ 637,757

Investments at Value - 99.9% (Cost $3,553,787)		$ 4,026,617

Other Assets in Excess of Liabilities - 0.1%		5,103

Net Assets - 100.0%		$ 4,031,720

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.
ADR	- American Depository Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Société Anonyme

The average monthly notional amount of purchase call option contracts for the nine months ended February 28, 2023 was $ 1,338,373.